Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas
Revenue	₽ 7,205	₽ 4,214	[1]	₽ 2,064	[1]
Discontinued operations
Disclosure of geographical areas
Revenue	64,115	47,288		39,071
CIS
Disclosure of geographical areas
Revenue	3,054	2,401		1,647
EU
Disclosure of geographical areas
Revenue	1,408	690		288
US and Canada
Disclosure of geographical areas
Revenue	1,289	404		54
Russia | Discontinued operations
Disclosure of geographical areas
Revenue	58,602	45,765		36,988
Other countries
Disclosure of geographical areas
Revenue	1,454	719		75
Other countries | Discontinued operations
Disclosure of geographical areas
Revenue	₽ 5,513	₽ 1,523		₽ 2,083

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)